OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of non-current assets [Abstract]
Schedule of Other Non-Current Assets
	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Finance lease receivables (see Note 18)	291	403
Other assets	64	82

	355	485